PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 115	$ 147	$ 157
Property and equipment	1,392	1,218
Accumulated depreciation	852	766
Property and equipment, net	540	452
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	213	186
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	759	644
Computer and auxiliary equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 420	$ 388